Consolidated Statement of Stockholders' Equity - USD ($)	The 401(k) Plan [Member] Common Stock [Member]	The 401(k) Plan [Member] Additional Paid-in Capital [Member]	The 401(k) Plan [Member] Treasury Stock [Member]	The 401(k) Plan [Member] Unallocated Common Stock Held by Benefit Plans[Member]	The 401(k) Plan [Member] AOCI Attributable to Parent [Member]	The 401(k) Plan [Member] Retained Earnings [Member]	The 401(k) Plan [Member]	The 2013 Stock Incentive Plan [Member] Common Stock [Member]	The 2013 Stock Incentive Plan [Member] Additional Paid-in Capital [Member]	The 2013 Stock Incentive Plan [Member] Treasury Stock [Member]	The 2013 Stock Incentive Plan [Member] Unallocated Common Stock Held by Benefit Plans[Member]	The 2013 Stock Incentive Plan [Member] AOCI Attributable to Parent [Member]	The 2013 Stock Incentive Plan [Member] Retained Earnings [Member]	The 2013 Stock Incentive Plan [Member]	The 2008 Stock Option Plan [Member] Common Stock [Member]	The 2008 Stock Option Plan [Member] Additional Paid-in Capital [Member]	The 2008 Stock Option Plan [Member] Treasury Stock [Member]	The 2008 Stock Option Plan [Member] Unallocated Common Stock Held by Benefit Plans[Member]	The 2008 Stock Option Plan [Member] AOCI Attributable to Parent [Member]	The 2008 Stock Option Plan [Member] Retained Earnings [Member]	The 2008 Stock Option Plan [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans[Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
BALANCE (in shares) at Dec. 31, 2015																						1,841,475
Balance beginning of the year at Dec. 31, 2015																						$ 28,000	$ 14,013,000	$ (4,859,000)	$ (457,000)	$ (12,000)	$ 10,323,000	$ 19,036,000
Common stock allocated by ESOP																							104,000		67,000			171,000
Treasury stock purchased (in shares)																						(1,435)
Treasury stock purchased																								(17,000)				(17,000)
Reissuance of treasury stock (in shares)	7,796							5,396							37,918
Reissuance of treasury stock		$ 52,000	$ 40,000				$ 92,000		$ (28,000)	$ 28,000						$ (7,000)	$ 197,000				$ 190,000
Stock based compensation expense																							129,000					129,000
Release of 4,864 vested RRP shares																							(23,000)		23,000
Cash dividends declared																											(283,000)	(283,000)
Net Income																											1,498,000	1,498,000
Other comprehensive loss, net																										(26,000)		$ (26,000)
BALANCE (in shares) at Dec. 31, 2016																						1,891,150						1,891,150
Balance end of the year at Dec. 31, 2016																						$ 28,000	14,240,000	(4,611,000)	(367,000)	(38,000)	11,538,000	$ 20,790,000
Common stock allocated by ESOP																							118,000		67,000			185,000
Treasury stock purchased (in shares)																						(29,393)
Treasury stock purchased																								(347,000)				(347,000)
Reissuance of treasury stock (in shares)	7,336							5,397							45,534
Reissuance of treasury stock		$ 56,000	$ 38,000				$ 94,000		$ (28,000)	$ 28,000						$ (11,000)	$ 217,000				$ 206,000
Stock based compensation expense																							129,000					129,000
Release of 4,864 vested RRP shares																							(23,000)		23,000
Cash dividends declared																											(364,000)	(364,000)
Net Income																											1,467,000	1,467,000
Reclassification of certain income tax effects from accumulated other comprehensive income																										(2,000)	2,000
Other comprehensive loss, net																										25,000		$ 25,000
BALANCE (in shares) at Dec. 31, 2017																						1,920,024						1,920,024
Balance end of the year at Dec. 31, 2017																						$ 28,000	$ 14,481,000	$ (4,675,000)	$ (277,000)	$ (15,000)	$ 12,643,000	$ 22,185,000